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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment / /: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
                 ----------------------------------------------
   Address:      Four Embarcadero Center, Suite 550
                 ----------------------------------
                 San Francisco, CA 94111
                 ----------------------------------

                 ----------------------------------

Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pambra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pambra               San Francisco, CA      5/9/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                                      NA
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     22
                                        --------------------

Form 13F Information Table Value Total:     249,993
                                        --------------------
                                            (thousands)


List of Other Included Managers:   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- -------- ------ ------
CANON INC                 ADR              138006309   10,195    190,200 SH          Sole                      190200
CHINA MOBILE HONG KONG
LTD                       NOTE 2.25%11/05  16941MAA7   49,259 49,631,000 PRN         Sole                    49631000
CHINA MOBILE HONG KONG
LTD                       SPONSORED ADR    16941M109   17,830  1,086,550 SH          Sole                     1086550
CHUNGHWA TELECOM CO
LTD                       SPONSORED ADR    17133Q205   27,231  1,285,100 SH          Sole                     1285100
HONDA MOTOR LTD           AMERN SHS        438128308    5,356    213,900 SH          Sole                      213900
HSBC HOLDINGS PLC         SPON ADR NEW     404280406   28,131    354,297 SH          Sole                      354297
HUANENG PWR INTL INC      SPON ADR N       443304100    6,378    215,900 SH          Sole                      215900
KOOKMIN BK NEW            SPONSORED ADR    50049M109    9,082    203,409 SH          Sole                      203409
KOREA ELEC PWR            SPONSORED ADR    500631106    8,623    641,610 SH          Sole                      641610
KT CORP                   SPONSORED ADR    48268K101   15,328    719,290 SH          Sole                      719290
LG PHILIP LCD CO LTD      SPONS ADR REP    50186V102    2,670    123,900 SH          Sole                      123900
NIPPON TELEG & TEL CORP   SPONSORED ADR    654624105    5,391    246,725 SH          Sole                      246725
NTT DOCOMO INC            SPONS ADR        62942M201      358     21,400 SH          Sole                       21400
PETROCHINA CO LTD         SPONSORED ADR    71646E100   16,746    264,890 SH          Sole                      264890
SEMICONDUCTOR MANUFACT    SPONSORED ADR    81663N206    1,346    138,000 SH          Sole                      138000
SHINHAN FINL GROUP
CO LTD                    SPN ADR RESTRD   824596100      322      5,990 SH          Sole                        5990
SINA CORP                 ORD              G81477104    8,135    261,900 SH          Sole                      261900
SK TELECOM LTD            SPONSORED ADR    78440P108   21,785  1,104,700 SH          Sole                     1104700
TAIWAN SEMICONDUCTOR
MFG LTD                   SPONSORED ADR    874039100      121     14,231 SH          Sole                       14231
PT TELEKOMUNIKASI
INDONESIA                 SPONSORED ADR    715684106   15,121    806,880 SH          Sole                      806880
THE9 LTD                  ADR              88337K104      419     24,400 SH          Sole                       24400
TAIWAN FD INC             COM              874036106      166     13,000 SH          Sole                       13000


AGGREGATE COLUMN TOTALS                               249,993